Financial Instruments - Information About the Maturity Analysis for Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 11,148	$ 11,148
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	3,918	3,586
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	5,392	5,255
3-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	1,685	2,143
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 153	$ 164